ASSETS CLASSIFIED AS HELD FOR SALE (Details) ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)	[1]	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Jun. 30, 2024 USD ($)
ASSETS CLASSIFIED AS HELD FOR SALE
Carrying value of assets held for sale	₫ 51,030						₫ 360,893		$ 2,103,462
Foreign currency translation adjustment	₫ (78,343)	$ (3,229,308)	₫ 2,609		₫ (281,808)	$ (11,807,928)	(40,571)	₫ (102,084)
Disposal Group, Held-for-Sale | Assets of Lang Lang Proving Ground
ASSETS CLASSIFIED AS HELD FOR SALE
Carrying value of assets held for sale							₫ 360,893

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).